FINANCIAL RISK MANAGEMENT - Capital Structure (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Corporate borrowings	$ 4,947	$ 4,542
Non-recourse borrowings	59,551	46,552
Subsidiary and corporate borrowings	64,498	51,094
Preferred shares	20	20
Cash and cash equivalents	(3,432)	(2,357)
Consolidated net debt	61,086	48,757
Total partnership capital	35,540	29,853	$ 34,016	$ 25,554
Total capital and consolidated net debt	$ 96,626	$ 78,610
Consolidated net debt to capitalization ratio	63.00%	62.00%